Fair Value Measurements (Details) - Schedule of changes in the fair value of the level 3 convertible promissory note	3 Months Ended
Mar. 31, 2023 USD ($)
Schedule of Changes in the Fair Value of the Level3 Convertible Promissory Note [Abstract]
Fair value as of beginning balance
Proceeds received through Convertible Note 1 on March 22, 2023	150,000
Proceeds received through Convertible Note 2 on March 30, 2023	360,000
Change in valuation inputs or other assumptions	(462,670)
Fair value as of ending balance	$ 47,330